UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10075
                                                     ---------

                             UBS Sequoia Fund L.L.C.
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
              -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


      SHARES                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    UNITED STATES OF AMERICA
                    ------------------------
                    INVESTMENTS IN SECURITIES (158.10%)
                    -----------------------------------
                    COMMON STOCK (158.09%)
                    ----------------------
                    APPAREL MANUFACTURERS (2.53%)
          102,700   Quiksilver, Inc. *                                                                $         1,247,805
                                                                                                      ---------------------

                    APPLICATIONS SOFTWARE (8.08%)
           30,600   Moldflow Corp. *                                                                              364,446
          141,200   MRO Software, Inc. *,(a)                                                                    3,624,604
                                                                                                      ---------------------
                                                                                                                3,989,050
                                                                                                      ---------------------

                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (0.14%)
            2,600   Simpson Manufacturing Co, Inc.                                                                 70,278
                                                                                                      ---------------------

                    BUILDING - HEAVY CONSTRUCTION (0.38%)
            5,700   KHD Humbolt Wedag International, Ltd. *                                                       185,877
                                                                                                      ---------------------

                    CHEMICALS - SPECIALTY (1.39%)
           12,800   Minerals Technologies, Inc.                                                                   683,520
                                                                                                      ---------------------

                    CIRCUIT BOARDS (4.02%)
           81,700   Merix Corp. *                                                                                 785,137
          102,700   TTM Technologies, Inc. *                                                                    1,201,590
                                                                                                      ---------------------
                                                                                                                1,986,727
                                                                                                      ---------------------

                    COMMERCIAL SERVICES (2.85%)
           33,400   Steiner Leisure, Ltd. *                                                                     1,404,470
                                                                                                      ---------------------

                    COMMUNICATION SOFTWARE (0.94%)
           12,800   Avid Technology, Inc. *                                                                       466,176
                                                                                                      ---------------------

                    COMPUTER AIDED DESIGN (5.45%)
          154,000   Parametric Technology Corp. *                                                               2,688,840
                                                                                                      ---------------------

                    COMPUTERS - INTEGRATED SYSTEMS (0.78%)
           18,000   Radisys Corp. *                                                                               382,500
                                                                                                      ---------------------

                    CONSUMER PRODUCTS - MISCELLANEOUS (6.09%)
           69,300   CNS, Inc.                                                                                   1,956,339
           94,400   Prestige Brands Holdings, Inc. *                                                            1,051,616
                                                                                                      ---------------------
                                                                                                                3,007,955
                                                                                                      ---------------------

                    DISTRIBUTION/WHOLESALE (1.97%)
           84,700   Bell Microproducts, Inc. *                                                                    439,593
           96,700   Huttig Building Products, Inc. *                                                              534,751
                                                                                                      ---------------------
                                                                                                                  974,344
                                                                                                      ---------------------

                    DIVERSIFIED MANUFACTURING OPERATIONS (7.17%)
           84,700   Crane Co. (a)                                                                               3,540,460
                                                                                                      ---------------------

                    DRUG DELIVERY SYSTEMS (2.97%)
           77,000   Matrixx Initiatives, Inc. *                                                                 1,465,310
                                                                                                      ---------------------

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


      SHARES                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS (13.64%)
          165,550   Benchmark Electronics, Inc. *,(a)                                                 $         4,449,984
           51,300   Jabil Circuit, Inc.                                                                         1,465,641
           42,700   Plexus Corp. *                                                                                819,840
                                                                                                      ---------------------
                                                                                                                6,735,465
                                                                                                      ---------------------

                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.17%)
           30,800   Fairchild Semiconductor International, Inc. *                                                 575,960
                                                                                                      ---------------------

                    ENTERPRISE SOFTWARE/SERVICES (6.65%)
          205,400   Epicor Software Corp. *                                                                     2,692,794
           25,700   SYNNEX Corp. *                                                                                591,357
                                                                                                      ---------------------
                                                                                                                3,284,151
                                                                                                      ---------------------

                    FOOD - MISCELLANEOUS/DIVERSIFIED (2.17%)
           34,400   J & J Snack Foods Corp.                                                                     1,069,840
                                                                                                      ---------------------

                    FOOTWEAR & RELATED APPAREL (2.54%)
           89,800   Stride Rite Corp.                                                                           1,253,608
                                                                                                      ---------------------

                    HOME FURNISHINGS (3.47%)
          115,500   Hooker Furniture Corp.                                                                      1,693,230
            1,000   Stanley Furniture Co, Inc.                                                                     21,310
                                                                                                      ---------------------
                                                                                                                1,714,540
                                                                                                      ---------------------

                    IDENTIFICATION SYSTEMS/DEVICES (0.95%)
           25,700   Metrologic Instruments, Inc. *                                                                466,712
                                                                                                      ---------------------

                    INTERNET SECURITY (2.21%)
           51,300   Symantec Corp. *                                                                            1,091,664
                                                                                                      ---------------------

                    MACHINERY - GENERAL INDUSTRY (2.81%)
           43,600   Albany International Corp.                                                                  1,387,352
                                                                                                      ---------------------

                    MEDICAL - DRUGS (8.63%)
           51,300   KV Pharmaceutical Co. *                                                                     1,215,810
          161,700   Sciele Pharma, Inc. *,(a)                                                                   3,046,428
                                                                                                      ---------------------
                                                                                                                4,262,238
                                                                                                      ---------------------

                    MEDICAL PRODUCTS (9.49%)
           77,000   Orthofix International NV. *,(a)                                                            3,501,190
           51,300   Syneron Medical, Ltd. *                                                                     1,185,030
                                                                                                      ---------------------
                                                                                                                4,686,220
                                                                                                      ---------------------

                    NETWORKING PRODUCTS (2.84%)
           77,000   SafeNet, Inc. *                                                                             1,400,630
                                                                                                      ---------------------

                    OFFICE AUTOMATION & EQUIPMENT (5.74%)
          128,400   Global Imaging Systems, Inc. *                                                              2,833,788
                                                                                                      ---------------------


                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


      SHARES                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    PUBLISHING - BOOKS (0.45%)
            6,000   Courier Corp.                                                                     $           222,840
                                                                                                      ---------------------

                    RESEARCH & DEVELOPMENT (2.77%)
           51,300   PRA International *                                                                         1,369,197
                                                                                                      ---------------------

                    RESPIRATORY PRODUCTS (7.02%)
           89,800   Respironics, Inc. *,(a)                                                                     3,467,178
                                                                                                      ---------------------

                    RETAIL - APPAREL/SHOE (13.45%)
          115,500   Pacific Sunwear Of California *                                                             1,741,740
          154,000   Stage Stores, Inc. (a)                                                                      4,518,360
            5,000   The Finish Line, Inc.                                                                          63,100
           51,300   The Wet Seal, Inc. *                                                                          314,982
                                                                                                      ---------------------
                                                                                                                6,638,182
                                                                                                      ---------------------

                    RETAIL - DISCOUNT (3.84%)
          136,500   Tuesday Morning Corp.                                                                       1,894,620
                                                                                                      ---------------------

                    RETAIL - HOME FURNISHINGS (0.27%)
           27,200   Kirkland's, Inc. *                                                                            133,008
                                                                                                      ---------------------

                    RETAIL - MUSIC STORE (1.13%)
           92,400   Trans World Entertainment *                                                                   559,944
                                                                                                      ---------------------

                    RETAIL - REGIONAL DEPARTMENT STORES (1.29%)
           21,400   The Bon-Ton Stores, Inc.                                                                      636,436
                                                                                                      ---------------------

                    RETAIL - RESTAURANTS (0.63%)
           38,500   Krispy Kreme Doughnuts, Inc. *                                                                311,850
                                                                                                      ---------------------

                    RETAIL - SPORTING GOODS (0.50%)
           10,900   Big 5 Sporting Goods Corp.                                                                    248,520
                                                                                                      ---------------------

                    SEMICONDUCTOR EQUIPMENT (1.46%)
           77,000   GSI Group, Inc. *                                                                             719,950
                                                                                                      ---------------------

                    STEEL - PRODUCERS (1.11%)
            5,100   Carpenter Technology Corp.                                                                    548,301
                                                                                                      ---------------------

                    TELECOMMUNICATIONS EQUIPMENT (10.18%)
          128,400   Comtech Telecommunications Corp. *,(a)                                                      4,298,832
           25,700   Network Equipment Technologies, Inc. *                                                        105,884
           77,000   Symmetricom, Inc. *                                                                           621,390
                                                                                                      ---------------------
                                                                                                                5,026,106
                                                                                                      ---------------------

                    VITAMINS & NUTRITION PRODUCTS (1.29%)
           61,000   Natures Sunshine Products, Inc.                                                               637,450
                                                                                                      ---------------------

                    WIRE & CABLE PRODUCTS (1.55%)
           38,500   Insteel Industries, Inc.                                                                      764,995
                                                                                                      ---------------------


                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


      SHARES                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    WIRELESS EQUIPMENT (4.08%)
          264,800   Powerwave Technologies, Inc. *,(a)                                                $         2,012,480
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $69,040,371)                                                      78,046,537
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $69,040,371)                                               78,046,537
                                                                                                      ---------------------

                    COMMON STOCK SOLD, NOT YET PURCHASED ((38.66)%)
                    -----------------------------------------------
                    ADVERTISING SALES ((0.60)%)
           (5,100)  Focus Media Holdings, Ltd. *                                                                 (295,392)
                                                                                                      ---------------------

                    APPAREL MANUFACTURERS ((2.55)%)
           (5,100)  Gildan Activewear, Inc. *                                                                    (247,146)
           (5,100)  Guess ?, Inc. *                                                                              (247,503)
          (15,400)  Gymboree Corp. *                                                                             (649,572)
           (5,100)  Volcom, Inc. *                                                                               (114,954)
                                                                                                      ---------------------
                                                                                                               (1,259,175)
                                                                                                      ---------------------

                    BEVERAGES - NON-ALCOHOLIC ((0.65)%)
           (5,200)  Hansen Natural Corp. *                                                                       (168,896)
          (12,800)  National Beverage Corp. *                                                                    (152,448)
                                                                                                      ---------------------
                                                                                                                 (321,344)
                                                                                                      ---------------------

                    BROADCAST SERVICES/PROGRAMMING ((0.15)%)
           (5,100)  Discovery Holding Co. *                                                                       (73,746)
                                                                                                      ---------------------

                    BUILDING -
                    RESIDENTIAL/COMMERCIAL
                    ((0.92)%)
           (5,100)  KB Home *                                                                                    (223,380)
           (5,100)  Lennar Corp. *                                                                               (230,775)
                                                                                                      ---------------------
                                                                                                                 (454,155)
                                                                                                      ---------------------

                    BUILDING MAINTENANCE & SERVICE ((0.16)%)
           (5,100)  Integrated Electrical Services, Inc. *                                                        (80,631)
                                                                                                      ---------------------

                    CIRCUIT BOARDS ((0.33)%)
           (5,100)  Park Electrochemical Corp. *                                                                 (161,568)
                                                                                                      ---------------------

                    COMMERCIAL SERVICES ((0.22)%)
           (2,600)  CoStar Group, Inc. *                                                                         (107,432)
                                                                                                      ---------------------

                    COMMERCIAL SERVICES - FINANCE ((0.14)%)
           (2,600)  Bankrate, Inc. *                                                                              (69,056)
                                                                                                      ---------------------

                    COMPUTER AIDED DESIGN ((0.91)%)
          (10,200)  Ansys, Inc. *                                                                                (450,636)
                                                                                                      ---------------------

                    COMPUTERS - INTEGRATED SYSTEMS ((0.84)%)
          (20,500)  Maxwell Technologies, Inc. *                                                                 (416,970)
                                                                                                      ---------------------

                    COMPUTERS - PERIPHERAL EQUIPMENT ((1.92)%)
          (12,800)  Lexmark International, Inc. *                                                                (738,048)
           (2,600)  Logitech International, SA. *                                                                 (56,576)


                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


      SHARES                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    COMPUTERS - PERIPHERAL EQUIPMENT (CONTINUED)
          (10,300)  Sigma Designs, Inc. *                                                             $          (153,985)
                                                                                                      ---------------------
                                                                                                                 (948,609)
                                                                                                      ---------------------

                    CONSULTING SERVICES ((0.10)%)
           (5,100)  First Consulting Group, Inc. *                                                                (49,725)
                                                                                                      ---------------------

                    DIVERSIFIED MINERALS ((0.05)%)
           (2,200)  Charles & Colvard, Ltd. *                                                                     (25,036)
                                                                                                      ---------------------

                    E-COMMERCE/PRODUCTS (0.00%)
           (4,700)  Odimo, Inc. *                                                                                    (940)
                                                                                                      ---------------------

                    EDUCATIONAL SOFTWARE ((0.17)%)
           (7,700)  INVESTools, Inc. *                                                                            (81,851)
                                                                                                      ---------------------

                    ELECTRONIC COMPO-MISC . ((1.26)%)
          (33,400)  Celestica, Inc. *                                                                            (358,716)
          (12,800)  Daktronics, Inc. *                                                                           (264,832)
                                                                                                      ---------------------
                                                                                                                 (623,548)
                                                                                                      ---------------------

                    ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.31)%)
           (7,700)  Cree, Inc. *                                                                                 (154,847)
                                                                                                      ---------------------

                    ELECTRONIC PARTS DISTRIBUTORS ((0.21)%)
           (8,000)  NU Horizons Electronics Corp. *                                                              (101,920)
                                                                                                      ---------------------

                    ENERGY - ALTERNATIVE SOURCES ((1.00)%)
          (10,300)  Evergreen Energy, Inc. *                                                                     (110,210)
          (18,000)  MGP Ingredients, Inc. *                                                                      (382,860)
                                                                                                      ---------------------
                                                                                                                 (493,070)
                                                                                                      ---------------------

                    ENTERPRISE SOFTWARE/SERVICES ((0.25)%)
           (5,100)  CA, Inc. *                                                                                   (120,819)
                                                                                                      ---------------------

                    FINANCE - INVEST BANKER/BROKER ((0.56)%)
          (15,400)  The Charles Schwab Corp. *                                                                   (275,814)
                                                                                                      ---------------------

                    FINANCE - MORTGAGE LOAN/BANKER ((0.43)%)
           (5,100)  Indymac Bancorp, Inc. *                                                                      (209,916)
                                                                                                      ---------------------

                    FOOD - MISCELLANEOUS/DIVERSIFIED ((0.59)%)
          (37,400)  American Italian Pasta Co. *                                                                 (290,972)
                                                                                                      ---------------------

                    FOOTWEAR & RELATED APPAREL ((0.99)%)
          (10,300)  Deckers Outdoor Corp. *                                                                      (487,396)
                                                                                                      ---------------------

                    INDUSTRIAL AUTOMATION/ROBOTICS ((0.68)%)
          (12,800)  Intermec, Inc. *                                                                             (337,408)
                                                                                                      ---------------------

                    MACHINERY - PRINT TRADE ((0.75)%)
          (10,300)  Zebra Technologies Corp. *                                                                   (368,122)
                                                                                                      ---------------------


                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


      SHARES                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    MACHINERY-PUMPS ((0.52)%)
           (5,100)  Flowserve Corp. *                                                                 $          (258,009)
                                                                                                      ---------------------

                    MEDICAL - BIOMEDICAL/GENETICS ((0.34)%)
           (5,100)  Regeneron Pharmaceuticals, Inc. *                                                             (80,019)
           (2,600)  Vertex Pharmaceuticals, Inc. *                                                                (87,490)
                                                                                                      ---------------------
                                                                                                                 (167,509)
                                                                                                      ---------------------

                    MEDICAL - DRUGS ((0.35)%)
          (10,200)  Zymogenetics, Inc. *                                                                         (172,074)
                                                                                                      ---------------------

                    MEDICAL - IMAGING SYSTEMS ((0.14)%)
          (10,300)  Merge Technologies, Inc. *                                                                    (70,864)
                                                                                                      ---------------------

                    MEDICAL INSTRUMENTS ((1.72)%)
          (20,500)  DJO, Inc. *                                                                                  (851,365)
                                                                                                      ---------------------

                    MEDICAL LABS & TESTING SERVICES ((0.18)%)
           (3,900)  Bio-Reference Labs, Inc. *                                                                    (87,555)
                                                                                                      ---------------------

                    MEDICAL LASER SYSTEMS ((0.20)%)
          (15,400)  Biolase Technology, Inc. *                                                                    (96,250)
                                                                                                      ---------------------

                    MEDICAL PRODUCTS ((0.28)%)
           (5,100)  Viasys Healthcare, Inc. *                                                                    (138,924)
                                                                                                      ---------------------

                    MOTORCYCLE/MOTOR SCOOTER ((1.31)%)
          (10,300)  Harley-Davidson, Inc. *                                                                      (646,325)
                                                                                                      ---------------------

                    POWER CONVERSION/SUPPLY EQUIPMENT ((0.30)%)
          (20,500)  C&D Technologies, Inc. *                                                                     (145,550)
                                                                                                      ---------------------

                    RETAIL - APPAREL/SHOE ((5.03)%)
           (2,600)  AnnTaylor Stores Corp. *                                                                     (108,836)
          (18,000)  Christopher & Banks Corp. *                                                                  (530,640)
          (10,300)  DSW, Inc. *                                                                                  (324,450)
           (2,600)  J Crew Group, Inc. *                                                                          (78,182)
          (18,000)  Men's Wearhouse, Inc. *                                                                      (669,780)
          (10,300)  Payless Shoesource, Inc. *                                                                   (256,470)
          (12,800)  Under Armour, Inc. *                                                                         (512,256)
                                                                                                      ---------------------
                                                                                                               (2,480,614)
                                                                                                      ---------------------

                    RETAIL - ARTS & CRAFTS ((0.59)%)
          (15,400)  AC Moore Arts & Crafts, Inc. *                                                               (293,062)
                                                                                                      ---------------------

                    RETAIL - BEDDING ((0.20)%)
           (2,600)  Bed Bath & Beyond, Inc. *                                                                     (99,476)
                                                                                                      ---------------------

                    RETAIL - BOOKSTORE ((0.18)%)
           (5,100)  Books-A-Million, Inc. *                                                                       (91,035)
                                                                                                      ---------------------

                    RETAIL - COMPUTER EQUIPMENT ((0.48)%)
           (5,100)  GameStop Corp. *                                                                             (236,028)
                                                                                                      ---------------------


                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


      SHARES                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    RETAIL - DISCOUNT ((0.72)%)
          (18,000)  Big Lots, Inc. *                                                                  $          (356,580)
                                                                                                      ---------------------

                    RETAIL - DRUG STORE ((0.72)%)
           (7,700)  Longs Drug Stores Corp. *                                                                    (354,277)
                                                                                                      ---------------------

                    RETAIL - MAIL ORDER ((0.33)%)
           (5,100)  Williams-Sonoma, Inc. *                                                                      (165,189)
                                                                                                      ---------------------

                    RETAIL - RESTAURANTS ((1.32)%)
           (2,600)  Chipotle Mexican Grill, Inc. *                                                               (129,142)
           (5,100)  PF Chang's China Bistro, Inc. *                                                              (177,021)
          (10,200)  Starbucks Corp. *                                                                            (347,310)
                                                                                                      ---------------------
                                                                                                                 (653,473)
                                                                                                      ---------------------

                    RETAIL - SPORTING GOODS ((3.09)%)
          (56,500)  Zumiez, Inc. *                                                                             (1,525,500)
                                                                                                      ---------------------

                    SCHOOLS ((0.91)%)
          (18,000)  DeVry, Inc. *                                                                                (382,860)
           (8,357)  Learning Tree International, Inc. *                                                           (67,942)
                                                                                                      ---------------------
                                                                                                                 (450,802)
                                                                                                      ---------------------

                    SEMICONDUCTOR EQUIPMENT ((0.69)%)
          (25,700)  Ultratech, Inc. *                                                                            (342,324)
                                                                                                      ---------------------

                    TELECOMMUNICATIONS EQUIPMENT ((0.01)%)
           (1,300)  NMS Communications Corp. *                                                                     (3,763)
                                                                                                      ---------------------

                    TRAVEL SERVICES ((0.95)%)
           (5,100)  Ambassadors Group, Inc. *                                                                    (144,228)
          (10,300)  Ambassadors International, Inc. *                                                            (325,377)
                                                                                                      ---------------------
                                                                                                                 (469,605)
                                                                                                      ---------------------

                    X-RAY EQUIPMENT ((1.36)%)
          (15,400)  Hologic, Inc. *                                                                              (670,208)
                                                                                                      ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(18,032,668))                           (19,086,459)
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(18,032,668))                               (19,086,459)
                                                                                                      ---------------------
TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
PURCHASED -- 119.43%                                                                                           58,960,078
                                                                                                      ---------------------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS--(19.43%)                                                          (9,593,834)
                                                                                                      ---------------------
TOTAL NET ASSETS -- 100.00%                                                                            $       49,366,244
                                                                                                      =====================

*   Non-income producing security.
(a) Partially or wholly held ($18,141,658 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


--------------------------------------------------------------------------------
                                                         September 30, 2006
INVESTMENTS IN SECURITIES - BY INDUSTRY             PERCENTAGE OF NET ASSETS (%)
--------------------------------------------------------------------------------
Advertising Sales                                              (0.60)
--------------------------------------------------------------------------------
Apparel Manufacturers                                          (0.02)
--------------------------------------------------------------------------------
Applications Software                                           8.08
--------------------------------------------------------------------------------
Beverages - Non-Alcoholic                                      (0.65)
--------------------------------------------------------------------------------
Broadcast Services/Programming                                 (0.15)
--------------------------------------------------------------------------------
Building & Construction Products - Miscellaneous                0.14
--------------------------------------------------------------------------------
Building - Heavy Construction                                   0.38
--------------------------------------------------------------------------------
Building - Residential/Commercial                              (0.92)
--------------------------------------------------------------------------------
Building Maintenance & Service                                 (0.16)
--------------------------------------------------------------------------------
Chemicals - Specialty                                           1.39
--------------------------------------------------------------------------------
Circuit Boards                                                  3.69
--------------------------------------------------------------------------------
Commercial Services                                             2.63
--------------------------------------------------------------------------------
Commercial Services - Finance                                  (0.14)
--------------------------------------------------------------------------------
Communication Software                                          0.94
--------------------------------------------------------------------------------
Computer Aided Design                                           4.54
--------------------------------------------------------------------------------
Computers - Integrated Systems                                 (0.06)
--------------------------------------------------------------------------------
Computers - Peripheral Equipment                               (1.92)
--------------------------------------------------------------------------------
Consulting Services                                            (0.10)
--------------------------------------------------------------------------------
Consumer Products - Miscellaneous                               6.09
--------------------------------------------------------------------------------
Distribution/Wholesale                                          1.97
--------------------------------------------------------------------------------
Diversified Manufacturing Operations                            7.17
--------------------------------------------------------------------------------
Diversified Minerals                                           (0.05)
--------------------------------------------------------------------------------
Drug Delivery Systems                                           2.97
--------------------------------------------------------------------------------
E-Commerce/Products                                            (0.00)
--------------------------------------------------------------------------------
Educational Software                                           (0.17)
--------------------------------------------------------------------------------
Electronic Components - Miscellaneous                          12.38
--------------------------------------------------------------------------------
Electronic Components - Semiconductors                          0.86
--------------------------------------------------------------------------------
Electronic Parts Distributors                                  (0.21)
--------------------------------------------------------------------------------
Energy - Alternative Sources                                   (1.00)
--------------------------------------------------------------------------------
Enterprise Software/Services                                    6.40
--------------------------------------------------------------------------------
Finance - Invest Banker/Broker                                 (0.56)
--------------------------------------------------------------------------------
Finance - Mortgage Loan/Banker                                 (0.43)
--------------------------------------------------------------------------------
Food - Miscellaneous/Diversified                                1.58
--------------------------------------------------------------------------------
Footware & Related Apparel                                      1.55
--------------------------------------------------------------------------------
Home Furnishings                                                3.47
--------------------------------------------------------------------------------
Identification Systems/Devices                                  0.95
--------------------------------------------------------------------------------
Industrial Automation/Robotics                                 (0.68)
--------------------------------------------------------------------------------
Internet Security                                               2.21
--------------------------------------------------------------------------------
Machinery - General Industry                                    2.81
--------------------------------------------------------------------------------
Machinery - Print Trade                                        (0.75)
--------------------------------------------------------------------------------
Machinery - Pumps                                              (0.52)
--------------------------------------------------------------------------------
Medical - Biomedical/Genetics                                  (0.34)
--------------------------------------------------------------------------------
Medical - Drugs                                                 8.28
--------------------------------------------------------------------------------
Medical - Imaging Systems                                      (0.14)
--------------------------------------------------------------------------------
Medical Instruments                                            (1.72)
--------------------------------------------------------------------------------
Medical Labs & Testing Services                                (0.18)
--------------------------------------------------------------------------------

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


--------------------------------------------------------------------------------
Medical Laser Systems                                          (0.20)
--------------------------------------------------------------------------------
Medical Products                                                9.21
--------------------------------------------------------------------------------
Motorcycle/Motor Scooter                                       (1.31)
--------------------------------------------------------------------------------
Networking Products                                             2.84
--------------------------------------------------------------------------------
Office Automation & Equipment                                   5.74
--------------------------------------------------------------------------------
Power Conversion/Supply Equipment                              (0.30)
--------------------------------------------------------------------------------
Publishing - Books                                              0.45
--------------------------------------------------------------------------------
Research & Development                                          2.77
--------------------------------------------------------------------------------
Respiratory Products                                            7.02
--------------------------------------------------------------------------------
Retail - Apparel/Shoe                                           8.42
--------------------------------------------------------------------------------
Retail - Arts & Crafts                                         (0.59)
--------------------------------------------------------------------------------
Retail - Bedding                                               (0.20)
--------------------------------------------------------------------------------
Retail - Bookstore                                             (0.18)
--------------------------------------------------------------------------------
Retail - Computer Equipment                                    (0.48)
--------------------------------------------------------------------------------
Retail - Discount                                               3.12
--------------------------------------------------------------------------------
Retail - Drug Store                                            (0.72)
--------------------------------------------------------------------------------
Retail - Home Furnishings                                       0.27
--------------------------------------------------------------------------------
Retail - Mail Order                                            (0.33)
--------------------------------------------------------------------------------
Retail - Music Store                                            1.13
--------------------------------------------------------------------------------
Retail - Regional Department Stores                             1.29
--------------------------------------------------------------------------------
Retail - Restaurants                                           (0.69)
--------------------------------------------------------------------------------
Retail - Sporting Goods                                        (2.59)
--------------------------------------------------------------------------------
Schools                                                        (0.91)
--------------------------------------------------------------------------------
Semiconductor Equipment                                         0.77
--------------------------------------------------------------------------------
Steel - Producers                                               1.11
--------------------------------------------------------------------------------
Telecommunications Equipment                                   10.17
--------------------------------------------------------------------------------
Travel Services                                                (0.95)
--------------------------------------------------------------------------------
Vitamins & Nutrition Products                                   1.29
--------------------------------------------------------------------------------
Wire & Cable Products                                           1.55
--------------------------------------------------------------------------------
Wireless Equipment                                              4.08
--------------------------------------------------------------------------------
X-Ray Equipment                                                (1.36)
--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Sequoia Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date         November 20, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date         November 20, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                         -------------------------------------------------------
                           C. Philip Tazza, Principal Accounting Officer (principal financial officer)

Date         November 20, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.